Convertible bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Convertible bonds, non-current
Convertible bonds	$ 719,436	¥ 5,008,600	¥ 0
Notes due 2025
Convertible bonds, non-current
Convertible bonds		2,646,642	0
Notes due 2026
Convertible bonds, non-current
Convertible bonds		2,361,929	0
Short-term Debt [Member]
Convertible bonds, current
Convertible bonds, current		0	6,863
Long-term Debt [Member]
Convertible bonds, non-current
Convertible bonds		¥ 5,008,571	¥ 0